Stock-Based Compensation Plans (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock-Based Compensation [Abstract]
Stock-Based Award Plan Activity
A summary of the Company’s stock-based award plan activity, for the years ended December 31, 2016, 2015, and 2014, is presented in the following table (underlying shares in thousands):
Stock-based Compensation Awards
	Shares	Outstanding Weighted-Average Exercise Price (per share)	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value of In-The-Money Options (in thousands)
Outstanding at December 31, 2013	6,987	$8.16
Granted	13,722	$8.25
Settled	—	$—
Forfeited	(2,495)	$8.16
Outstanding at December 31, 2014	18,214	$8.23
Granted	1,075	$10.61
Settled	(304)	$8.33
Forfeited	(1,952)	$8.43
Outstanding at December 31, 2015	17,033	$8.36
Granted	2,427	$10.75
Settled	(1,980)	$8.18
Forfeited	(2,931)	$8.31
Converted to liability	(1,264)	$8.16
Outstanding at December 31, 2016	13,285	$8.85	7.68	$34,302
Vested at December 31, 2016	7,145	$8.62	7.50	$20,020

Weighted-average Assumptions used to Estimate Fair Value of Options Granted
The following assumptions were used to estimate the fair value of options granted during the nine month period ended September 30, 2017 using the Black-Scholes option-pricing model.

Nine Months Ended September 30, 2017
Assumptions:
Expected life of options (in years)	5.00 - 6.25
Risk-free interest rate	1.94 - 2.12%
Assumed volatility	41.2 - 45.8%
Expected dividend rate	0.00%

The weighted-average assumptions used in the valuation of stock option awards granted or modified for the years ended December 31, 2016, 2015, and 2014 are presented in the table below.
	2016	2015	2014
Assumptions:
Exercise Price	$9.44	$9.49	$8.23
Risk-free interest rate	1.31%	1.58%	1.98%
Dividend yield	0.0%	0.0%	0.0%
Volatility factor	49.5	49.9	67.6
Expected life (in years)	5.1	4.8	6.1